Related Party Transactions - Summary of Due from Affiliates, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from affiliates, net	$ 100,253	$ 92,698	$ 42,874
Management and BDC Part I Fees [Member]
Related Party Transaction [Line Items]
Due from affiliates, net	90,648	78,586	32,473
Due from Owl Rock Products and Other [Member]
Related Party Transaction [Line Items]
Due from affiliates, net	$ 9,605	$ 14,112	$ 10,401